INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Series Twenty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 71,803	$ 366,227
Series Twenty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		28,188	98,321
Series Twenty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		209,033	264,711
Series Twenty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		91,241	361,723
Series Twenty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		175,016	241,279
Fund Receivable	$ 80,040
Series Twenty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		51,562	43,041
Fund Receivable				$ 618,889
Series Twenty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		600,059	842,204
Fund Receivable	69,000
Write Off Of Capital Contribution Payable	1,293
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		259,374	277,730
Write Off Of Capital Contribution Payable	3,520
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		540,340	953,311
Write Off Of Capital Contribution Payable	40,968
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		594,731	1,065,191
Write Off Of Capital Contribution Payable				$ 1,962
Series Thirty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		378,697	621,294
Fund Receivable	51,000
Write Off Of Capital Contribution Payable	22,257
Series Thirty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		621,755	1,155,732
Series Thirty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		1,317,109	1,433,129
Write Off Of Capital Contribution Payable	2,257
Series Thirty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		326,229	566,103
Series Thirty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		402,243	1,227,938
Series Thirty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		579,167	688,552
Series Thirty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		567,327	489,323
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		1,274,223	1,423,309
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		403,406	447,771
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		503,080	594,093
Series Forty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		795,406	726,480
Series Forty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		556,039	621,885
Series Forty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		896,588	792,226
Fund Receivable	$ 39,960
Series Forty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		666,281	547,642
Series Forty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		645,418	372,037
Series Forty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		673,720	57,205
Series Forty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 315,077	$ 20,585